CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable	$ 12,941	$ 22,430
Advance from customers	17,732	10,110
Accrued expenses and other current liabilities	$ 22,688	$ 20,727
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	750,000,000	750,000,000
Ordinary shares, shares issued	150,011,929	169,675,522
Ordinary shares, shares outstanding	134,456,369	135,664,877
Treasury stock, shares	13,525,810	10,820,822
Consolidated VIEs
Accounts payable	$ 5	$ 22
Accrued expenses and other current liabilities	$ 4,673	$ 3,909